Capital and Reserves (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Capital and Reserves [Abstract]
Issued for cash, net of issuance expenses	$ 45,769	$ 1,584
Conversion of convertible notes into ordinary shares during the period	1,935
Exercise of warrants and options into ordinary shares during the period	5,153
Total	$ 52,857